Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—100.1%
Communication Services—13.0%
Alphabet, Inc. Class C(1)	134	$189
AMC Networks, Inc. Class A(1)	7,131	167
Comcast Corp. Class A	4,881	190
Discovery, Inc. Class C(1)	9,485	183
DISH Network Corp. Class A(1)	5,227	180
Facebook, Inc. Class A(1)	817	186
Fox Corp. Class A	6,651	178
GCI Liberty, Inc. Class A(1)	2,787	198
Liberty Braves Group Class C(1)	9,249	183
Liberty Broadband Corp. Class C(1)	1,476	183
Liberty Formula One Class C(1)	5,668	180
Liberty Global plc Class C(1)	8,325	179
Liberty Latin America Ltd. Class C(1)	19,228	181
Liberty Sirius XM Group Class C(1)	5,297	182
Liberty TripAdvisor Holdings, Inc. Class A(1)	87,219	186
Lions Gate Entertainment Corp. Class B(1)	27,513	188
Madison Square Garden Entertainment Corp.(1)	2,444	183
Madison Square Garden Sports Corp. Class A(1)	1,190	175
MSG Networks, Inc. Class A(1)	17,846	178
News Corp. Class A	16,155	192
ViacomCBS, Inc. Class B	7,867	183
		3,844

Consumer Discretionary—23.4%
Amazon.com, Inc.(1)	73	201
American Eagle Outfitters, Inc.	15,637	170
AutoNation, Inc.(1)	4,898	184
Buckle, Inc. (The)	11,902	187
Carnival Corp.	10,254	168
Choice Hotels International, Inc.	2,262	178
Columbia Sportswear Co.	2,438	196
Designer Brands, Inc. Class A	26,490	179
Dick’s Sporting Goods, Inc.	4,701	194
Dillard’s, Inc. Class A	7,000	181
eBay, Inc.	3,977	209
Expedia Group, Inc.	2,282	188
Gap, Inc. (The)	17,661	223
Garmin Ltd.	2,024	197
Horton (D.R.), Inc.	3,364	187
Hyatt Hotels Corp. Class A	3,466	174
L Brands, Inc.	12,339	185
Lands’ End, Inc.(1)	22,507	181
Las Vegas Sands Corp.	4,000	182
Lennar Corp. Class A	3,111	192
Marriott International, Inc. Class A	2,078	178
Marriott Vacations Worldwide Corp.	2,226	183
Mohawk Industries, Inc.(1)	2,031	207
Newell Brands, Inc.	12,481	198
Nordstrom, Inc.	10,579	164
Penn National Gaming, Inc.(1)	6,066	185
Penske Automotive Group, Inc.	4,778	185
Qurate Retail, Inc. Class A(1)	20,479	195
Ralph Lauren Corp.	2,606	189
Red Rock Resorts, Inc. Class A	14,946	163
Restaurant Brands International, Inc.	3,442	188
Tenneco, Inc. Class A(1)	24,281	184
Tesla, Inc.(1)	192	207
Under Armour, Inc. Class C(1)	21,901	194
Urban Outfitters, Inc.(1)	10,752	164
Wendy’s Co. (The)	8,739	190
	Shares	Value

Consumer Discretionary—continued
WW International, Inc.(1)	7,334	$186
		6,916

Consumer Staples—7.1%
Boston Beer Co., Inc. (The) Class A(1)	361	194
Brown-Forman Corp. Class B	2,887	184
Constellation Brands, Inc. Class A	1,046	183
Estee Lauder Cos., Inc. (The) Class A	983	185
Hostess Brands, Inc.(1)	15,918	194
Lancaster Colony Corp.	1,237	192
Monster Beverage Corp.(1)	2,766	192
Nomad Foods Ltd.(1)	8,909	191
PriceSmart, Inc.	3,376	203
Spectrum Brands Holdings, Inc.	4,155	191
Tootsie Roll Industries, Inc.	5,426	186
		2,095

Energy—5.5%
Cheniere Energy, Inc.(1)	3,982	192
Continental Resources, Inc.	11,209	197
CVR Energy, Inc.	8,674	175
Exterran Corp.(1)	33,448	180
Hess Corp.	3,730	193
Occidental Petroleum Corp.	9,790	179
Par Pacific Holdings, Inc.(1)	19,920	179
RPC, Inc.(1)	57,501	177
W&T Offshore, Inc.(1)	73,308	167
		1,639

Financials—14.0%
American Financial Group, Inc.	2,961	188
Berkley (W.R.) Corp.	3,300	189
Berkshire Hathaway, Inc. Class B(1)	1,067	191
BOK Financial Corp.	3,164	179
Brown & Brown, Inc.	4,602	188
Charles Schwab Corp. (The)	5,230	176
Cohen & Steers, Inc.	2,642	180
Erie Indemnity Co. Class A	1,067	205
First Citizens BancShares, Inc. Class A	470	190
Franklin Resources, Inc.	8,537	179
Greenlight Capital Re Ltd. Class A(1)	29,334	191
Hilltop Holdings, Inc.	10,455	193
Interactive Brokers Group, Inc. Class A	4,553	190
Jefferies Financial Group, Inc.	12,531	195
Loews Corp.	5,687	195
Mercury General Corp.	4,599	187
Morningstar, Inc.	1,284	181
National General Holdings Corp.	9,109	197
PJT Partners, Inc. Class A	3,615	186
Raymond James Financial, Inc.	2,670	184
Third Point Reinsurance Ltd.(1)	25,077	188
Virtu Financial, Inc. Class A	8,282	195
		4,147

Health Care—3.8%
AquaBounty Technologies, Inc.(1)	64,668	208
Bruker Corp.	4,686	191
Danaher Corp.	1,096	194
NantKwest, Inc.(1)	23,665	291
See Notes to Schedule of Investments

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Precigen, Inc.(1)	46,564	$232
		1,116

Industrials—11.8%
Air Lease Corp.	6,299	184
Atlas Corp.	25,876	197
Cintas Corp.	699	186
Colfax Corp.(1)	6,844	191
Covanta Holding Corp.	20,290	195
FedEx Corp.	1,392	195
Fortive Corp.	2,825	191
Heartland Express, Inc.	9,231	192
Herc Holdings, Inc.(1)	6,705	206
MasTec, Inc.(1)	4,491	201
MSC Industrial Direct Co., Inc. Class A	2,662	194
Navistar International Corp.(1)	7,183	203
Rollins, Inc.	4,552	193
Timken Co. (The)	4,364	199
W.W. Grainger, Inc.	633	199
Welbilt, Inc.(1)	30,718	187
Werner Enterprises, Inc.	4,432	193
XPO Logistics, Inc.(1)	2,392	185
		3,491

Information Technology—8.3%
Amkor Technology, Inc.(1)	15,964	197
Cloudera, Inc.(1)	14,090	179
Conduent, Inc.(1)	76,510	183
EchoStar Corp. Class A(1)	6,381	178
Intuit, Inc.	671	199
Oracle Corp.	3,587	198
Paychex, Inc.	2,553	193
Pegasystems, Inc.	1,998	202
RealPage, Inc.(1)	2,859	186
salesforce.com, Inc.(1)	1,027	192
SS&C Technologies Holdings, Inc.	3,254	184
TTEC Holdings, Inc.	4,291	200
Xerox Holdings Corp.	11,641	178
		2,469

Materials—5.2%
Element Solutions, Inc.(1)	17,719	192
LyondellBasell Industries NV Class A	2,879	189
NewMarket Corp.	470	188
Novagold Resources, Inc.(1)	24,123	222
Scotts Miracle-Gro Co. (The)	1,484	200
Silgan Holdings, Inc.	6,155	199
	Shares	Value

Materials—continued
TimkenSteel Corp.(1)	43,874	$171
Westlake Chemical Corp.	3,587	192
		1,553

Real Estate—8.0%
American Homes 4 Rent Class A	7,089	191
Colony Capital, Inc.	67,602	162
Equity LifeStyle Properties, Inc.	2,987	187
Equity Residential	3,110	183
Gaming and Leisure Properties, Inc.	5,115	177
Host Hotels & Resorts, Inc.	15,791	170
Howard Hughes Corp. (The)(1)	3,342	174
JBG SMITH Properties	6,327	187
Marcus & Millichap, Inc.(1)	6,509	188
Seritage Growth Properties Class A(1)	14,609	166
Simon Property Group, Inc.	2,716	186
Urban Edge Properties	17,728	210
Vornado Realty Trust	4,813	184
		2,365

Total Common Stocks (Identified Cost $23,731)		29,635

Total Long-Term Investments—100.1% (Identified Cost $23,731)		29,635

TOTAL INVESTMENTS—100.1% (Identified Cost $23,731)		$29,635
Other assets and liabilities, net—(0.1)%		(29)
NET ASSETS—100.0%		$29,606

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	92%
Canada	3
Bermuda	1
Switzerland	1
Marshall Islands	1
Virgin Islands(British)	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2020.

See Notes to Schedule of Investments

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$29,635	$29,635
Total Investments	$29,635	$29,635
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

HORIZON WEALTH MASTERS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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